Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Sep. 27, 2014
Selected Quarterly Financial Information (Unaudited)

Note 12 – Selected Quarterly Financial Information (Unaudited)

The following tables show a summary of the Company’s quarterly financial information for each of the four quarters of 2014 and 2013 (in millions, except per share amounts):

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2014:
Net sales	$42,123	$37,432	$45,646	$57,594
Gross margin	$16,009	$14,735	$17,947	$21,846
Net income	$8,467	$7,748	$10,223	$13,072

Earnings per share (1):
Basic	$1.43	$1.29	$1.67	$2.08
Diluted	$1.42	$1.28	$1.66	$2.07

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2013:
Net sales	$37,472	$35,323	$43,603	$54,512
Gross margin	$13,871	$13,024	$16,349	$21,060
Net income	$7,512	$6,900	$9,547	$13,078

Earnings per share (1):
Basic	$1.19	$1.07	$1.45	$1.99
Diluted	$1.18	$1.07	$1.44	$1.97

(1)

Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.